As filed with the Securities and Exchange Commission on February 7, 1997
                       Registration No. 33-67148; 811-7948

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |_|

                       Post-Effective Amendment No. 12 |X|

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |_|

                              Amendment No. 15 |X|

                        (Check appropriate box or boxes)
                           --------------------------

                             THE GRIFFIN FUNDS, INC.
               (Exact Name of Registrant as specified in Charter)
                              5000 Rivergrade Road
                           Irwindale, California 91706
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 333-4437

                               William A. Hawkins
                              5000 Rivergrade Road
                           Irwindale, California 91706
                     (Name and Address of Agent for Service)

                                 With a copy to:

                             Robert M. Kurucza, Esq.
                             Morrison & Foerster LLP
                    2000 Pennsylvania Ave., N.W., Suite 5500
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

|X| Immediately upon filing pursuant to Rule 485(b), or |_| on (date) pursuant to Rule 485(b), or


|_| 60 days after filing pursuant to Rule 485(a), or |_| on (date) pursuant to Rule 485(a)(1), or

|_| 75 days after filing pursuant to paragraph (a)(2), or |_| on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of the Registrant's Common Stock, par value $.001 per share, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed on November 26, 1996 the notice required by Rule 24f-2 for its fiscal year ended September 30, 1996.

                                Explanatory Note

     The Registrant is filing this Post-Effective Amendment No. 12 to the Company's Registration Statement solely for the purpose of inlcuding certain items as exhibits to the Registration Statement and to make certain other non-material changes.

     Part A included in Post-Effective Amendment No. 11 filed January 30, 1997 and the Part B filed pursuant to Rule 497(c) on February 4, 1997 are incorporated by reference herein.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

           (a)    Financial Statements:

Included in Part A:

           Per Share Income and Capital Changes

Incorporated by reference in Part B:

           Audited financial statements, including:

                     Schedule of Investments at September 30, 1996
                     Statements of Assets and Liabilities at September 30, 1996 Statements of Operations for the fiscal year ended
                       September 30, 1996 for Money Market Fund, Tax-Free
                       Money Market Fund, U.S. Government Income Fund,
                       Bond Fund, Municipal Bond Fund, California Tax-Free Fund, Growth & Income Fund, Short-Term Bond Fund and Growth Fund
                     Statements of Changes in Net Assets for the
                       periods ended September 30, 1996 and September 30, 1995
                     Financial Highlights
                     Notes to Financial Statements
                     Independent Auditors' Report dated November 15, 1996

Included in Part C:

           (b)    Exhibits:

           1      -   Articles of Incorporation of The Griffin Funds, Inc. are
                      filed herewith

           1(a)   -   Articles Supplementary, filed October 1, 1993 are filed
                      herewith

           1(b)   -   Articles Supplementary, filed October 8, 1993 are filed
                      herewith

           1(c)   -   Articles Supplementary relating to the establishment of
                      the Growth Fund and the Short-Term Bond Fund, filed
                      May 25, 1995, are filed herewith

           2      -   By-Laws of The Griffin Funds, Inc. are incorporated by
                      reference to Registrant's Initial Registration Statement filed on August 6, 1993

           3      -   Not applicable

           4      -   Not applicable

           5(a)   -   Investment Advisory Agreement, dated October 13, 1993,
                      between The Griffin Funds and Griffin Financial Investment
                      Advisers ("Griffin Advisers") on behalf each Fund is filed herewith

           5(b)   -   Sub-Advisory Agreement for the California Tax-Free Fund,
                      dated October 13, 1993, between Griffin Advisers and
                      Payden & Rygel Investment Counsel ("Payden & Rygel") is incorporated by reference to Amendment No. 2

           5(d)   -   Sub-Advisory Agreement for the Money Market Fund, dated
                      October 13, 1993, between Griffin Advisers and Payden &
                      Rygel is incorporated by reference to Amendment No. 2

           5(f)   -   Sub-Advisory Agreement for the Tax-Free Money Market Fund,
                      dated October 13, 1993, between Griffin Advisers and
                      Payden & Rygel is incorporated by reference to Amendment
                      No. 2

           5(g)   -   Sub-Advisory Agreement for the U.S. Government Income
                      Fund, dated October 13, 1993, between Griffin Advisers and
                      Payden & Rygel is incorporated by reference to Amendment
                      No. 2

           5(i)   -   Form of Sub-Advisory Agreement for the Municipal Bond Fund
                      between Griffin Advisers and Payden & Rygel is incorporated by reference to Amendment No. 2

           5(j)   -   Form of Sub-Advisory Agreement for the Bond Fund between
                      Griffin Advisers and The Boston Company Asset Management,
                      Inc. ("TBCAM") is incorporated by reference to Amendment
                      No. 2

           5(k)   -   Form of Sub-Advisory Agreement for the Growth & Income
                      Fund between Griffin Advisers and TBCAM is incorporated by reference to Amendment No. 2

           5(l)   -   First Amendment to Investment Advisory Agreement, dated
                      May 31, 1995, between The Griffin Funds, Inc. and Griffin
                      Advisers is filed herewith

           5(m)   -   Form of Sub-Advisory Agreement for the Growth Fund
                      between Griffin Advisers and T. Rowe Price Associates,Inc.
                      ("T. Rowe Price") is incorporated by reference to Amendment No. 5

           5(n)   -   Form of Sub-Advisory Agreement for the Short-Term Bond
                      Fund between Griffin Advisers and T. Rowe Price is incorporated by reference to Amendment No. 5

           6      -   Distribution Agreement between The Griffin Funds, Inc.
                      and Griffin Financial Services is incorporated by reference to Amendment No. 2

           7      -   Not applicable

           8      -   Custody Agreement, dated October 8, 1993, between The
                      Griffin Funds, Inc. and Investors Fiduciary Trust Company is incorporated by reference to Amendment No. 2

           9(a)   -   Administration Agreement between The Griffin Funds and
                      Griffin Administrators is incorporated by reference to Amendment No. 2

           9(b)   -   Agency Agreement, dated October 8, 1993, between The
                      Griffin Funds, Inc. and Investors Fiduciary Trust Company is incorporated by reference to Amendment No. 2

           9(b)   -   Form of Servicing Agreement is incorporated by reference
                      to Registrant's Pre-Effective Amendment No. 3, filed on
                      October 8, 1993 ("Pre-Effective Amendment No. 3")

           10     -   Not Applicable

           11     -   Not Applicable

           12     -   Not Applicable

           13     -   Investment Letter is incorporated by reference to
                      Pre-Effective Amendment No. 3

           14     -   Not Applicable

           15(a)  -   Distribution Plans for the Class B Shares of Bond Fund,
                      California Tax-Free Fund, Growth & Income Fund, Municipal
                      Bond Fund and U.S. Government Income Fund are incorporated by reference to Amendment No. 2

           15(b)  -   Distribution and Services Plans for the Class A Shares
                      of Bond Fund, California Tax-Free Fund, Growth & Income
                      Fund, Municipal Bond Fund and U.S. Government Income Fund are incorporated by reference to Amendment No. 2

           15(c)  -   Distribution and Services Plans for the Money Market Fund
                      and the Tax-Free Money Market Fund are incorporated by reference to Amendment No. 2

           15(d)  -   Services Plans for the Class B Shares of Bond Fund,
                      California Tax-Free Fund, Growth & Income Fund, Municipal
                      Bond Fund and U.S. Government Income Fund are incorporated by reference to Amendment No. 2

           15(e)  -   Distribution Plans for the Class B Shares of Growth Fund
                      and Short-Term Bond Fund, dated May 11, 1995, are incorporated by reference to Amendment No. 5

           15(f)  -   Distribution and Services Plans for the Class A Shares of
                      Growth Fund and Short-Term Bond Fund, dated May 11,
                      1995, are incorporated by reference to Amendment No. 5

           15(g)  -   Services Plans for the Class B Shares of Growth Fund and
                      Short-Term Bond Fund, dated May 11, 1995, are incorporated by reference to Amendment No. 5

           16     -   Schedules of Performance Quotations are filed herewith

           17     -   Financial Data Schedules are incorporated by reference to
                      Post-Effective Amendment No. 11, on January 30, 1997

           18     -   Rule 18f-3 Multi-Class Plan is incorporated by reference
                      to Post-Effective Amendment No. 10, filed on October 10,
                      1996

Item 25.   Persons Controlled by or under Common Control with Registrant.

           No person is controlled by or under common control with Registrant.


Item 26.   Number of Holders of Securities.

           As of November 30, 1996, the number of record holders of each class of securities of the Registrant was as follows:

           Title of Class                              Number of Record Holders

         Money Market Fund                                     9,985

         Tax-Free Money Market Fund                              563

         U.S. Government Income Fund
              Class A                                          5,763
              Class B                                            240

         Municipal Bond Fund
              Class A                                            401
              Class B                                             19

         California Tax-Free Fund
              Class A                                            813
              Class B                                            113

         Bond Fund
              Class A                                          5,115
              Class B                                             57

         Growth & Income Fund
              Class A                                          9,178
              Class B                                          2,478

         Growth Fund
              Class A                                          5,910
              Class B                                            467

         Short-Term Bond Fund
              Class A                                          5,120
              Class B                                             18


Item 27.      Indemnification.

              Article VIII of the Registrant's Articles of Incorporation provides that:

     (g) Notwithstanding any provision of law requiring the authorization of any action by a greater proportion than a majority of the total number of shares of any series or class, or of all classes or series of capital stock, or by the total number of such shares, such action shall be valid and effective if authorized by the affirmative vote of the holders of a majority of the total number of shares outstanding and entitled to vote thereon.

     (h) The Corporation shall indemnify (1) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of Incorporation of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any Director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the 1940 Act.

     (i) To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no Director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any Director or officer of the Corporation against any liability to which such Director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a Director or officer that exists at the time of such amendment, modification or repeal.


Item 28.      Business and Other Connections of Investment Adviser.

     Griffin Financial Investment Advisers serves as investment adviser to all of the Registrant's investment portfolios.

     To the knowledge of Registrant, none of the directors or executive officers of Griffin Financial Investment Advisers, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors and executive officers of Griffin Financial Investment Advisers who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee.

                                                Principal Business(es) During at
Name                   Position(s)              Least the Last Two Fiscal Years

William A. Hawkins     Director, President      President, Griffin Financial
                       and Chief Executive      Services, a securities and
                       Officer                  insurance broker, since 1981;
                                                Director, President and Chief
                                                Executive Officer, Griffin
                                                Financial Administrators, since
                                                1993.

Julia D. Whitcup       Director, Senior         Senior Vice President of Griffin
                       Vice President &         Financial Senior Vice Services,
                       Chief Financial          a securities and insurance
                       Officer                  broker since May, 1993; Vice
                                                President and Controller of
                                                Griffin Financial Services,
                                                1990-1993; Director Senior
                                                Vice President and Chief
                                                Financial Officer, Griffin
                                                Financial Administrators, since
                                                1993.

Richie D. Rowsey      Senior Vice               Senior Vice President of
                      President                 Operations, Griffin Financial
                                                Services, since 1989; Senior
                                                Vice President, Griffin
                                                Financial Administrators, since
                                                1993.

Steven P. Muson        Vice President           Vice President, Griffin
                                                Financial Services and Griffin
                                                Financial Administrators, since
                                                1996; Assistant Vice President,
                                                Griffin Financial Investment
                                                Advisers, Griffin Financial
                                                Services and Griffin Financial
                                                Administrators, 1995 to 1996;
                                                Senior Accountant, Griffin
                                                Financial Services, 1993-1994.

Darlene L. Spears     Vice President            Vice President and Compliance
                                                Administrator, Griffin Financial
                                                Services, since 1996; Assistant
                                                Vice President, Compliance,
                                                Great Western Financial
                                                Securities, 1992 to 1996.

Tim S. Glassett       Secretary                Senior Vice President of H.F.
                                               Ahmanson & Company, a savings
                                               and loan holding company,
                                               since 1987.


     The principal business address of Griffin Financial Services is 5000 Rivergrade Road, Irwindale, California 91706, and the principal business address of H.F. Ahmanson & Company is 4900 Rivergrade Road, Irwindale, California 91706.

Item 29.  Principal Underwriters.

             (a) Griffin Financial Services acts as distributor for the Registrant. Griffin Financial Services is a California Corporation.

             (b) The following individuals, each of whose principal business address is 5000 Rivergrade Road, Irwindale, CA 91706, are the directors and officers of Griffin Financial Services:


                            POSTION WITH               POSITION WITH
     NAME                   UNDERWRITER                  REGISTRANT

Anne-Drue M. Anderson          Director                    None

Clifford S. Collins            Director                    None

Carl W. Forsythe               Director                    None

Kevin M. Twomey                Director                    None

William A. Hawkins             Director, President         Director,
                               and Chief Executive         President and
                               Officer                     Chief Executive
                                                           Officer

Robert L. Stevens              Director                    None


Merrill S. Wall                Director                    None

Richie D. Rowsey               Senior Vice                 Senior Vice
                               President                   President


Julia D. Whitcup               Senior Vice President,      Senior Vice
                               Treasurer and Assistant     President &
                               Secretary                   Treasurer

Beverly J. Piraino             Senior Vice President       None

Herbert L. Botts               Vice President and          Assistant
                               Assistant Treasurer         Secretary

Tim S. Glassett                Vice President and          Secretary
                               Secretary

Janet Franklin                 Vice President               None

Constantino R. Raz             Vice President               None

Edward H. Lanzner              Vice President               None

Richard A. McKusick            Vice President               None

Kellie M. McGahuey             Assistant Vice President     None

Steven P. Muson                Vice President               Assistant
                                                            Treasurer

Darlens Spears                 Vice President and           Vice President
                               Compliance Administrator

Vic Nicolesu                   Vice President               None

Jill K. Smith-Ely              Vice President               None

Leslie J. Harrison             Assistant Vice President     None

Brent R. Kanitra               Assistant Vice President     None

Kellie M. McGahney             Assistant Vice President     None

Michelle Pederson              Assistant Vice President     None

Henry M. Pena                  Assistant Vice President     Assistant
                                                            Secretary

Algis R. Posius                Assistant Vice President     None

Philip H. White                Assistant Vice President     None

Item 30.  Location of Accounts and Records.

     Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

                (1)      Griffin Financial Investment Advisers
                         5000 Rivergrade Road
                         Irwindale, CA  91706
                         (Adviser)

                (2)      Payden & Rygel Investment Counsel
                         333 South Grand, 32nd Floor
                         Los Angeles, CA  90071
                         (Sub-Adviser)

                (3)      The Boston Company Asset Management, Inc.
                         One Boston Place
                         Boston, MA  02108
                         (Sub-Adviser)

                (4)      T. Rowe Price Associates, Inc.
                         100 East Pratt Street
                         Baltimore, MD  21202
                         (Sub-Adviser)

                (5)      Griffin Financial Administrators
                         5000 Rivergrade Road
                         Irwindale, CA  91706
                         (Administrator)

                (6)      Griffin Financial Services
                         5000 Rivergrade Road
                         Irwindale, CA  91706
                         (Distributor)

                (7)      Investors Fiduciary Trust Company
                         127 West 10th Street
                         Kansas City, MO  64105
                         (Transfer Agent and Custodian)

Item 31.  Management Services.

     Other than as set forth under the captions "Management" and "Management Fee" in the Prospectuses constituting Part A of this Registration Statement and "Management Contracts" in the Statement of Additional Information constituting Part B of this Registration Statement, Registrant is not a party to any management-related service contract.


Item 32.  Undertakings.

(a)    Not Applicable.

(b)    Not Applicable.

(c) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions set forth above in response to Item 27, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


(d) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, when such annual report is issued, containing information called for by Item 5A of Form N-1A, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Irwindale, State of California on the 6th day of February, 1997.


                                         THE GRIFFIN FUNDS, INC.

                                         By:  /s/ William A. Hawkins
                                              William A. Hawkins
                                              President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


          SIGNATURES                       TITLE                    DATE


 /s/ William A. Hawkins           Director, Principal          February 6, 1997
William A. Hawkins                Executive Officer,
                                  Principal Financial
                                  Officer and Principal
                                  Accounting Officer

                *                 Director                     February 6, 1997
Herschel Cardin

                *                 Director                     February 6, 1997
Vincent F. Coviello

                **                Director                     February 6, 1997
Carrol R. McGinnis

                *                 Director                     February 6, 1997
Morton O. Schapiro

By:  /s/ William A. Hawkins
        William A. Hawkins
        Attorney-in-Fact

_______________________

* Executed pursuant to powers of attorney filed as exhibits to Post-Effective Amendment No. 1 on April 29, 1994 and incorporated herein by reference.

**  Executed   pursuant  to  a  power  of  attorney   filed  as  an  exhibit  to
Post-Effective Amendment No. 10 on October 10, 1996 and incorporated by reference herein.

                             The Griffin Funds, Inc.
                       Post-Effective Amendment No. 12 to
                       Registration Statement on Form N-1A
                        Under the Securities Act of 1933
                  And Under The Investment Company Act of 1940

                                  Exhibit Index

Exhibit
Number                              Description

EX-99.B1          -      Articles of Incorporation

EX-99.B1(a)       -      Articles Supplementary, dated 10/1/93

EX-99.B1(b)       -      Articles Supplementary, dated 10/8/93

EX-99.B1(c)       -      Articles Supplementary, dated 5/25/95

EX-99.B5(a)       -      Investment Advisory Agreement

EX-99.B5(1)       -      First Amendment to Investment Advisory Agreement,
                         dated 5/31/95

EX-99.B16         -      Performance Computation Schedules